Research And Development Expenses, Net	12 Months Ended
Dec. 31, 2015
Research and Development Expense [Abstract]
Research And Development Expenses, Net
RESEARCH AND DEVELOPMENT EXPENSES, NET

	Year ended December 31,
	2015	2014	2013
Total expenses	$277,837	$267,691	$263,314
Less - grants and participations	(34,421)	(39,680)	(42,832)
	$243,416	$228,011	$220,482